Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Balance, beginning of period:		$ 23,352	$ 41,500
Acquisition of Prins		0	3,221
Goodwill	$ 149	149	0
Impairment losses		(18,707)	(18,543)	$ (34,964)
Impact of foreign exchange changes		(1,786)	(2,826)
Balance, end of period		$ 3,008	$ 23,352	$ 41,500